American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
October 31, 2023

One Choice 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.6%
Disciplined Growth Fund G Class	1,323,320	28,186,724
Focused Dynamic Growth Fund G Class(2)	472,307	20,772,076
Focused Large Cap Value Fund G Class	13,735,295	127,600,892
Growth Fund G Class	1,622,242	74,104,032
Heritage Fund G Class(2)	2,501,905	53,916,044
Mid Cap Value Fund G Class	4,803,756	69,029,975
Small Cap Growth Fund G Class	872,890	15,118,460
Small Cap Value Fund G Class	1,764,257	15,296,110
Sustainable Equity Fund G Class	3,539,461	150,710,256
		554,734,569
Domestic Fixed Income Funds — 28.2%
Diversified Bond Fund G Class	27,283,531	235,729,706
High Income Fund G Class	7,312,161	58,497,290
Inflation-Adjusted Bond Fund G Class	5,067,027	51,430,320
Short Duration Fund G Class	1,217,873	11,679,405
Short Duration Inflation Protection Bond Fund G Class	930,246	9,395,482
		366,732,203
International Equity Funds — 18.4%
Emerging Markets Fund G Class	4,697,082	44,387,428
Global Real Estate Fund G Class	2,111,534	22,593,415
International Growth Fund G Class(2)	6,769,362	71,755,241
International Small-Mid Cap Fund G Class	2,840,551	23,803,818
International Value Fund G Class	6,615,377	51,467,636
Non-U.S. Intrinsic Value Fund G Class	2,878,936	25,939,211
		239,946,749
International Fixed Income Funds — 10.8%
Emerging Markets Debt Fund G Class	3,955,678	33,109,024
Global Bond Fund G Class	12,140,411	99,794,176
International Bond Fund G Class(2)	713,443	7,234,317
		140,137,517
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,269,777,639)		1,301,551,038
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,301,551,038

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$31,217	—	$925	$(2,105)	$28,187	1,323	$184	—
Focused Dynamic Growth Fund(3)	25,389	—	1,089	(3,528)	20,772	472	602	—
Focused Large Cap Value Fund	138,036	$3,579	3,423	(10,591)	127,601	13,735	(98)	$892
Growth Fund	82,490	1,005	2,650	(6,741)	74,104	1,622	1,204	—
Heritage Fund(3)	62,060	2,267	1,428	(8,983)	53,916	2,502	208	—
Mid Cap Value Fund	75,833	1,666	107	(8,362)	69,030	4,804	(3)	464
Small Cap Growth Fund	18,107	—	163	(2,825)	15,119	873	(28)	—
Small Cap Value Fund	18,754	93	490	(3,061)	15,296	1,764	62	93
Sustainable Equity Fund	165,999	2,810	4,468	(13,631)	150,710	3,539	280	—
Diversified Bond Fund	259,709	6,211	18,711	(11,479)	235,730	27,284	(3,770)	2,928
High Income Fund	63,791	1,098	4,676	(1,716)	58,497	7,312	(726)	1,098
Inflation-Adjusted Bond Fund	54,691	—	1,402	(1,859)	51,430	5,067	(241)	—
Short Duration Fund	10,613	1,137	—	(71)	11,679	1,218	—	139
Short Duration Inflation Protection Bond Fund	8,558	846	—	(8)	9,396	930	—	—
Emerging Markets Fund	51,793	29	1,126	(6,309)	44,387	4,697	(143)	—
Global Real Estate Fund	25,260	—	33	(2,633)	22,594	2,112	(7)	—
International Growth Fund(3)	79,893	3,781	—	(11,919)	71,755	6,769	—	—
International Small-Mid Cap Fund	26,298	1,160	—	(3,654)	23,804	2,841	—	—
International Value Fund	56,565	138	581	(4,654)	51,468	6,615	16	—
Non-U.S. Intrinsic Value Fund	31,216	22	573	(4,726)	25,939	2,879	2	—
Emerging Markets Debt Fund	36,558	426	1,708	(2,167)	33,109	3,956	(300)	426
Global Bond Fund	109,099	1,510	7,645	(3,170)	99,794	12,140	(1,536)	1,106
International Bond Fund(3)	6,747	971	—	(484)	7,234	713	—	—
	$1,438,676	$28,749	$51,198	$(114,676)	$1,301,551	115,167	$(4,294)	$7,146
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.